INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards	$ 112,000,000	$ 106,800,000
Deferred Tax Assets, Valuation Allowance	$ 47,168,207	$ 35,694,459
Operating Loss Carryforwards, Limitations on Use	beginning in 2027 through 2035